Shareholder Report, Holdings (Details) - C000271462	Aug. 31, 2026
95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.60%
03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
30225T102 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.70%